COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	For years ended December 31,
	2025	2024
Mine production costs	$571,081	$404,291
Royalties	179,427	55,412
Refining	3,031	2,824
Cost of sales, excluding DDA	$753,539	$462,527
DDA	$71,743	$47,621
Cost of sales	$825,282	$510,148